Annual Total Returns [BarChart] - iShares International Treasury Bond ETF - iShares International Treasury Bond ETF	Mar. 01, 2021
Bar Chart Table:
Annual Return 2011	(0.27%)
Annual Return 2012	7.40%
Annual Return 2013	(1.56%)
Annual Return 2014	(2.43%)
Annual Return 2015	(6.89%)
Annual Return 2016	1.23%
Annual Return 2017	10.95%
Annual Return 2018	(2.68%)
Annual Return 2019	4.12%
Annual Return 2020	10.63%